SUBSEQUENT EVENTS (Details) $ in Millions, shares in Billions, Rp in Billions										12 Months Ended
	Apr. 29, 2021 IDR (Rp)	Apr. 23, 2021 IDR (Rp)	Apr. 08, 2021 IDR (Rp)	Mar. 31, 2021 IDR (Rp)	Mar. 17, 2021 IDR (Rp)	Mar. 08, 2021 IDR (Rp)	Feb. 26, 2021 IDR (Rp)	Feb. 03, 2021 IDR (Rp) shares	Feb. 19, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of non-adjusting events after reporting period [line items]
Drawn down										$ 1,742	Rp 24,469	Rp 26,524	Rp 35,364
New Borrowing | PT Bank Central Asia Tbk ("BCA")
Disclosure of non-adjusting events after reporting period [line items]
Drawn down						Rp 500
New Borrowing | Bank Mandiri
Disclosure of non-adjusting events after reporting period [line items]
Drawn down						2,000
New Borrowing | Bank of China
Disclosure of non-adjusting events after reporting period [line items]
Drawn down						1,000
New Borrowing | HSBC Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Drawn down						Rp 500
Repayment of Borrowings | Bank of China
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid			Rp 1,000
TII
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest										100.00%	100.00%	100.00%
PST
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest									100.00%	95.00%	95.00%	95.00%
Telkomsel | New Borrowing | Bank Mandiri
Disclosure of non-adjusting events after reporting period [line items]
Drawn down				Rp 1,000
Telkomsel | New Borrowing | MUFG Bank, Ltd. ("MUFG Bank")
Disclosure of non-adjusting events after reporting period [line items]
Drawn down		Rp 1,500
Telkomsel | New Borrowing | BNI
Disclosure of non-adjusting events after reporting period [line items]
Drawn down	Rp 1,150
Telkomsel | Repayment of Borrowings | Bank Mandiri
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid					Rp 2,000
Dayamitra | New Borrowing | PT Bank Central Asia Tbk ("BCA")
Disclosure of non-adjusting events after reporting period [line items]
Drawn down							Rp 1,750
Dayamitra | New Borrowing | Bank Mandiri
Disclosure of non-adjusting events after reporting period [line items]
Drawn down							1,600
Dayamitra | New Borrowing | Bank Permata
Disclosure of non-adjusting events after reporting period [line items]
Drawn down							500
Dayamitra | New Borrowing | Syndication Bank Mandiri and BNI
Disclosure of non-adjusting events after reporting period [line items]
Drawn down							Rp 424
Dayamitra | PST | Shares purchased by Dayamitra from Ibu Rahina Dewayani
Disclosure of non-adjusting events after reporting period [line items]
Shares acquired | shares								134,999
Payment for purchase of shares								Rp 58
Percentage of ownership interest								99.99%